Other Accounts Receivable and Prepaid Expenses	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES

NOTE 4:- OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES

	December 31
	2021	2020

Government authorities	$144	$26
Advances to suppliers	384	580
Prepaid expenses	366	488
Accrued income	1	146
Other	82	71

	$977	$1,311